Other assets, net - (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Accumulated depreciation and amortization	$ (7,515)	$ (4,491)
Fixed assets, net	3,900	975
Accrued income	11,121	0
Prepaid expenses	10,473	1,898
Sundry receivables	8,743	0
Other receivables	9,497	579
Interest rate swap	187	241
Other assets	7,173	124
Other assets	51,094	3,817
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	5,491	2,571
Office Equipment And Furniture [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	5,840	2,895
Foreign Currency Translation Difference [Member]
Property, Plant and Equipment [Line Items]
Fixed assets, gross	$ 84	$ 0